Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Probable Sale Term of Property After Classified As Held For Sale (Years)	1
Maximum Period After Construction The Company Considers A Construction Project As Substantially Completed (In Years)	1
Interest costs capitalized	$ 68,152,000	$ 44,278,000	$ 48,178,000
Salaries And Related Costs Capitalized	7,700,000	7,100,000	6,500,000
Cash FDIC Insured Limit	250,000
Separate Unrestricted Cash For Deferred Compensation Plan.	16,600,000	12,200,000
Gains (losses) from investments in securities	2,911,000	1,389,000	(443,000)
Internal Leasing Salaries And Related Costs Capitalized	5,100,000	5,600,000	4,400,000
Straight-line rent adjustments	(65,800,000)	(77,600,000)	(77,000,000)
Above and below market rent adjustments, net	28,000,000	14,600,000	10,800,000
Ground Lease Expiration Date, Maximum	2068
REIT Annual Taxable Income Distribution Requirement Percentage, Minimum	90.00%
Company Annual Taxable Income Distribution Percentage	100.00%
Net Difference Between Tax Basis And Company's Assets And Liabilities.	1,700,000,000	800,000,000
Misstatement of real estate operating expense	3,200,000
Interest and Other Income	8,310,000	10,091,000	5,358,000
Reclassification between general and administrative expense and real estate operating expenses	$ 8,100,000	$ 7,700,000	$ 7,500,000